SHARE CAPITAL AND RESERVES (Details Narrative)									1 Months Ended				3 Months Ended		12 Months Ended
	Dec. 14, 2021 USD ($) shares	Sep. 07, 2021 USD ($) $ / shares shares	Sep. 03, 2021 USD ($) shares	Jun. 09, 2021 USD ($) shares	Mar. 03, 2021 USD ($) shares	Feb. 12, 2021 USD ($) shares	Jan. 14, 2021 USD ($) shares $ / shares	Jan. 01, 2021 USD ($) shares $ / shares	Sep. 22, 2021 USD ($) shares	Mar. 22, 2021 USD ($) $ / shares shares	Jan. 29, 2021 USD ($) shares	Jan. 25, 2021 USD ($) shares	Feb. 28, 2022 USD ($) shares $ / shares	Feb. 28, 2021 USD ($)	Nov. 30, 2021 USD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Gain on debt settlements													$ 0	$ 898
Common stock issued for restricted share units vested, shares | shares			237,501		250,001
Common stock issued for restricted share units vested, value			$ 349,127		$ 372,376
Number of restricted share units | shares			237,501		250,001
Fair value of rsu vested			$ 349,127		$ 372,376
Common shares issued in connection with direct offering, shares | shares										1,791,045
Share Price | $ / shares		$ 2.09								$ 3.35
Common shares issued in connection with direct offering, value										$ 6,000,000
Legal Fees										69,095
Agent fees										470,000
Filing fees										$ 15,950
Common stock issued | shares		437,365
Proceeds from issuance of common stock		$ 915,230
Stock issued for conversion of debt, Shares | shares															270,000
Stock issued for conversion of debt, Value															$ 405,000
Stock Option granted | shares															1,072,450
Share-based compensation													355,783	640,215
Derivative liability													0		$ 285,988
Derivative gain													$ 160,364	22,849
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares															367,084
Proceeds from warrants exercised															$ 440,501
Number of warrants exercised | shares															367,084
Warrants exercise price | $ / shares															$ 1.20
Weighted average life													3 years 4 months 9 days
Share Purchase Warrants 1 [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares															430,167
Proceeds from warrants exercised															$ 752,793
Number of warrants exercised | shares															430,167
Warrants exercise price | $ / shares															$ 1.75
Fair value of warrants exercised | $ / shares															$ 2,953
Share Purchase Warrants 2 [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares															990,000
Proceeds from warrants exercised															$ 1,861,200
Number of warrants exercised | shares															990,000
Warrants exercise price | $ / shares															$ 1.88
Fair value of warrants exercised | $ / shares															$ 221,353
Cashless Warrants [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares															121,319
Proceeds from warrants exercised															$ 423,503
Number of warrants exercised | shares															175,000
Fair value of warrants exercised | $ / shares															$ 423,503
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares															10,000
Proceeds from stock option exercised															$ 19,000
Number of stock option exercised | shares															10,000
Fair value of stock option exercised															$ 19,561
Agents Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average life													3 years 2 months 12 days
Share Purchase Warrants 3 [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares													$ 1.75
Warrants issued | shares													270,000
Restricted share units
IfrsStatementLineItems [Line Items]
Stock Option granted | shares													1,000,001
Share-based compensation													$ 39,728	340,443
Consultant [Member]
IfrsStatementLineItems [Line Items]
Common stock issued for settlement of accounts payable, Shares | shares												2,984
Common stock issued for settlement of accounts payable, Value												$ 6,953
Settlement of accounts payable												7,851
Gain on debt settlements												$ 898
Common stock issued for services provided, shares | shares				39,894							17,907
Common stock issued for services provided, Value				$ 75,000							$ 46,948
Stock Option granted | shares							321,735
Fair value of stock option granted							$ 408,202
Exercise price | $ / shares							$ 1.90
Share-based compensation													22,388	181,901
Creditor [Member]
IfrsStatementLineItems [Line Items]
Number of treasury shares transferred | shares						215,000
Value of treasury shares transferred						$ 479,450
Officer [Member]
IfrsStatementLineItems [Line Items]
Stock Option granted | shares								750,715
Fair value of stock option granted								$ 861,681
Exercise price | $ / shares								$ 1.90
Share-based compensation													$ 77,754	$ 137,118
I G E M S [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares | shares	212,500
Stock issued for acquisition, value	$ 233,750
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares | shares									499,996
Stock issued for acquisition, value									$ 799,994